Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 21—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date of the filing of this report. The Company did not identify any subsequent events, other than disclosed in the Notes and discussed below, that would have required adjustment or disclosure in these unaudited condensed consolidated financial statements.

Asset Purchase Agreement

On January 5, 2026, the Company entered into an Asset Purchase Agreement (the “Adrian Asset Purchase Agreement”) with Adrian Holdings S.R.L., a Costa Rican company (the “Seller”). Pursuant to the Adrian Asset Purchase Agreement, the Company agreed to acquire from the Seller, and the Seller agreed to sell, transfer, convey and assign to the Company, all right, title and interest in and to certain intellectual property assets related to the technology known as QuantumSpeed (the “Assigned IP”), as more fully described in the Agreement.

In consideration for the Assigned IP, the Company agreed to pay the Seller aggregate consideration consisting of (i) 10,000,000 shares of the Company’s common stock, par value $0.01 per share (the “Purchase Shares”), and (ii) a promissory note in the principal amount of $10,000,000 (the “Adrian Note”). At closing (the “Closing Date”), the Company will issue and deliver to the Seller 3,000,000 Purchase Shares (the “Closing Shares”) and execute and deliver the Note.

The issuance of the remaining 7,000,000 shares of the Company’s common stock (the “Contingent Shares”) is subject to approval by the Company’s shareholders as required under applicable Nasdaq listing rules. The Company has agreed to use its commercially reasonable efforts to obtain such shareholder approval (the “Shareholder Approval”) as soon as practicable following the Closing, including by including a proposal for such approval in its next annual or special meeting of shareholders (but excluding any special meeting to be held on or about February 2026), and in no event later than nine (9) months after the Closing Date. If Shareholder Approval is not obtained within nine (9) months after the Closing Date, then (i) the Company shall promptly cause sixty percent (60%) of the equity interests in QuantumSpeed Inc., a wholly-owned subsidiary of the Company to which the acquired intellectual property assets will have been assigned, to be transferred to the Seller (or its designee) free and clear of all encumbrances (other than restrictions under applicable securities laws), (ii) the Seller’s security interest in such equity interests shall be automatically released, and (iii) the Seller shall retain full ownership of the 3,000,000 shares of common stock previously issued at Closing and the Note, without any obligation to return, cancel, or forfeit the same. For the avoidance of doubt, in such event, no alternative consideration will be provided in lieu of the Contingent Shares.

An independent third-party valuator assessed the QuantumSpeed intellectual property at approximately $99.6 million as of December 31, 2025, based on certain assumptions regarding future development success, market adoption, and discount rates. This valuation is not a guarantee of realizable value and is subject to significant risks, including potential impairment if development milestones are not met. The Company’s Board was provided also with a fairness opinion by an independent consultant for the structure and the value of the transaction.

The Agreement contains customary representations, warranties, covenants and indemnification provisions for a transaction of this nature.

Board Appointments

On January 2, 2026, the Company appointed Mansour Khatib and Shmaya D. Ollech (also known as Daniel Ollech) as independent directors to the Board, effective as of January 2, 2026, to serve until their respective successors are duly elected and qualified or until their earlier resignation or removal. Mr. Khatib and Mr. Ollech each qualify as independent directors under the applicable rules of The Nasdaq Stock Market LLC and the U.S. Securities and Exchange Commission.

In connection with their appointments, the Company entered into independent director engagement agreements (each, an “Independent Director Agreement”) with Mr. Khatib and Mr. Ollech, which set forth the terms of their service and compensation consistent with the Company’s independent director compensation policy adopted by the Board on July 29, 2025. Pursuant to each Agreement, the director will receive: (i) an annual cash retainer of $36,000, payable quarterly in arrears; (ii) additional annual cash fees if serving as Chair of a Board committee ($10,000 for Audit Committee Chair; $5,000 each for Compensation Committee Chair and Governance Committee Chair, if different from the Audit Committee Chair); (iii) an annual equity grant of restricted stock valued at $60,000 under the Company’s 2024 Omnibus Equity Incentive Plan, granted on or about August 1 of each year (prorated for partial years) and vesting in full after twelve months of continuous service, subject to accelerated vesting upon a Change in Control (as defined in the plan), death, or disability; and (iv) reimbursement of reasonable out-of-pocket expenses incurred in connection with Board service.

On January 30, 2026, 4,320 Class A Common Stock was each issued to Mr. Khatib amd Mr. Ollech pursuant to the independent director agreements.

CFO Employment Agreement

On January 2, 2026, the Company entered into an employment agreement (the “Employment Agreement”) with Erik Klinger, pursuant to which Mr. Klinger will continue to serve as the Company’s Chief Financial Officer, effective as of January 2, 2026.

The Employment Agreement provides for an initial three-year term, automatically renewing for successive one-year periods unless either party provides timely notice of non-renewal. Mr. Klinger’s annual base salary is $120,000, payable in accordance with the Company’s standard payroll practices. Mr. Klinger is eligible to participate in the Company’s employee benefit plans available to similarly situated executives, including medical, dental, and vision insurance, and is entitled to four weeks of paid vacation per year (pro-rated for partial years).

On January 2, 2026, in connection with the Employment Agreement, the Company granted Mr. Klinger a nonstatutory stock option (the “Option”) to purchase 500,000 shares of the Company’s common stock at an exercise price equal to the closing price of the Company’s common stock on December 31, 2025, pursuant to the Company’s proposed 2025 Omnibus Equity Incentive Plan (the “Plan”). The Option is subject to twelve equal quarterly vesting installments over four years, commencing on the date of shareholder approval of the Plan (the “Approval Date”), and is otherwise subject to the terms and conditions of the Plan and the Employee Nonstatutory Stock Option Agreement entered into between the Company and Mr. Klinger. The grant of the Option is expressly contingent upon shareholder approval of the Plan; if the Plan is not approved by shareholders, the Option will be null and void.

Strategic Joint Venture Agreement

On January 9, 2026, the Company entered into a Strategic Joint Venture Agreement (the “JV Agreement”) with BOCA JOM, LLC (“BOCA”), GBT Tokenize Corp. (“TOKENIZE”), and GBT Technologies, Inc. (“GBT”).

Pursuant to the JV Agreement, the parties agreed to form a joint venture limited liability company in the State of Nevada (the “JV LLC”) for the purpose of developing, commercializing, and managing designated electronic design automation (EDA), defense, and high-security technology projects (the “Designated Projects”).

Equity interests in the JV LLC were determined using an internal reference value of $1.0 billion solely to facilitate negotiation of ownership percentages. This internal value is not a statement of the JV’s actual fair market value and was reached without the benefit of an independent third-party valuation or fairness opinion. Accordingly, stockholders and investors are cautioned not to place undue reliance on this figure as an indication of the value of the JV, its assets, or the Company’s interest therein for securities law purposes or otherwise. Ownership of the JV LLC is expected to be allocated among the parties as set forth in the Agreement and related exhibits.

The contributions are as follows:

TOKENIZE will contribute 897,102 shares of the Company’s common stock and its intellectual property portfolio.

GBT will contribute 2,020,500 shares of the Company’s common stock.

BOCA will contribute the Designated Projects.

BOCA and the Company will each enter into non-exclusive license agreements granting the JV LLC rights to use certain background intellectual property solely for the Designated Projects.

All contributions of Company securities are subject to compliance with applicable securities laws and Nasdaq Listing Rules, including obtaining shareholder approval if required under Nasdaq Rule 5635.

Governance

The JV LLC will be governed by a three-member board, with governance and deadlock resolution mechanisms to be set forth in a separate operating agreement. TOKENIZE and GBT will not participate in management or governance of the JV LLC.

The Agreement provides that the Company may appoint a director to BOCA’s board. Any appointment of a BOCA designee to the Company’s board would be subject to approval by the Company’s independent directors, compliance with Nasdaq rules, and, if applicable, shareholder approval.

Intellectual Property

Intellectual property developed by the JV LLC (“Foreground IP”) will be owned by the JV LLC. Each party retains ownership of its independently developed intellectual property. License rights terminate upon termination of the Agreement, subject to limited survival for existing customer obligations.

The Agreement has an initial term of seven years and includes customary termination rights, including termination if required regulatory approvals (such as CFIUS or export control approvals) are denied. If no Designated Project generates revenue within twelve months following formation of the JV LLC, the Agreement may be terminated and contributed consideration returned, subject to board-level fiduciary determinations.

Amendment to SEPA

On January 19, 2026, the Company entered into an amendment to the Standby Equity Purchase Agreement, dated as of July 25, 2025 (the “SEPA Amendment No. 1”), by and between the Company and YA II PN, Ltd. (the “Investor”).

The Amendment amends the SEPA to, among other things:

(i) remove the Investor’s ability to deliver Investor Notices, which previously allowed the Investor to require the Company to issue and sell shares of Common Stock to the Investor in offset of amounts outstanding under the Promissory Notes;

(ii) modify the conditions under which an amortization event may occur, providing that no amortization event shall be deemed to have occurred due to a Registration Event ( prior to July 15, 2026 (the “Rule 144 Date”), and after the Rule 144 date, no such amortization event shall occur so long as the Company remains current on its filings with the Securities and Exchange Commission (the “SEC”) and the Investor is able to rely on Rule 144 under the Securities Act of 1933, as amended, to resell shares of Common Stock issuable under the Promissory Notes;

(iii) cancel the Investor’s obligation to fund an additional $2,000,000 in principal amount to the Company as set forth in a letter agreement dated September 11, 2025, between the Company and the Investor (provided that subsequent fundings on the same or different terms may be mutually agreed by the parties in the future and documented in writing); and (iv) require the Company to use its best efforts to promptly respond to comments from the staff of the SEC regarding the Company’s initial Registration Statement on Form S-1 (File No. 333-289952) and seek effectiveness of such Registration Statement as soon as reasonably practicable.

Exchange Agreement

On January 26, 2026, the Company entered into a definitive Exchange Agreement (the “Exchange Agreement”) with SaverOne 2014 Ltd., an Israeli company whose American Depositary Shares are listed on The Nasdaq Stock Market (“SaverOne”). The Exchange Agreement replaces and supersedes the previously disclosed non-binding Letter of Intent dated December 31, 2025.

The Exchange Agreement provides for a three-stage equity exchange and strategic collaboration providing for the Company to acquire up to approximately 51% of SaverOne’s issued and outstanding ordinary shares on a fully diluted basis, subject to milestone achievement and applicable regulatory approvals. In exchange, the Exchange Agreement provides SaverOne with the ability to acquire VisionWave common stock with an aggregate economic value of up to $7.0 million, subject to staged issuance, price-based adjustments, and compliance with Nasdaq listing rules.

The transaction establishes SaverOne as the core operating platform for VisionWave’s radio-frequency (RF) defense and security technologies, supported by a non-exclusive, worldwide license to certain VisionWave RF intellectual property for defense and security applications.

Staged Exchange Structure

Stage 1:

SaverOne issues VisionWave ordinary shares representing 19.99% of SaverOne’s outstanding share capital (fully diluted), in exchange for VisionWave common stock valued at approximately $2.74 million.

Stage 2:

Upon achievement of the first operational integration milestone, SaverOne issues VisionWave ordinary shares representing 19.99% of SaverOne’s outstanding share capital (fully diluted), in exchange for for VisionWave common stock valued at approximately $2.74 million.

Stage 3:

Upon achievement of a commercial or defense pilot milestone, SaverOne issues VisionWave ordinary shares representing 11.02% of SaverOne’s outstanding share capital (fully diluted) resulting in VisionWave owning approximately 51% of SaverOne in exchange for VisionWave common stock valued at approximately $1.51 million.

The number of VisionWave shares of common stock issued in each stage is determined based on a five-day VWAP immediately preceding the applicable closing.

Additional Provisions

The Exchange Agreement also includes, among other things:

●	Board representation rights for VisionWave at SaverOne

●	Registration rights for resale of VisionWave shares of common stock

●	Use-of-proceeds covenants tied to RF platform development

●	Value-protection mechanisms subject to Nasdaq compliance

●	Mutual non-competition provisions within the defined field of use

The transaction remains subject to milestone certifications, regulatory approvals, and customary closing conditions.

Securities Purchase Agreements

On January 9, 2026, the Company issued promissory notes (the “January 2026 Notes”) to two investors in the aggregate principal amount of $354,200, which includes an aggregate original issue discount of $46,200, for a purchase price of $293,000. The Company incurred an additional $8,000 in fees related to this transaction which is capitalized as part of the debt issuance cost and amortized over the term of the January 2026 Notes. The January 2026 Notes bear interest at a one-time charge of 12% applied on the issuance date, mature on November 15, 2026, and is repayable in five monthly payments commencing July 15, 2026. The January 2026 Notes are convertible into shares of the Company’s common stock, par value $0.01 per share, solely upon an event of default, at a conversion price equal to 75% of the lowest trading price during the ten trading days prior to conversion. The Company also entered into an irrevocable transfer agent instructions letter with its transfer agent in connection with the January 2026 Notes. The proceeds from the issuances of the January 2026 Notes were used for general working capital purposes. The investors have piggyback registration rights and have agreed not to engage in short sales of the Company’s common stock during the term of the January 2026 Notes. The January 2026 Notes include customary representations, warranties, covenants, and default provisions. The Company may prepay the January 2026 Notes within the first 180 days.

Promissory Notes

On January 22, 2026, the Company entered into an additional Promissory Note with CM for an amount of $200,000 to CM (the “Second Note”). The Second Note has a 24-month maturity, with the outstanding principal due and payable on January 30, 2028, unless repaid earlier. The Second Note does not bear interest unless an event of default occurs, in which case interest accrues at a rate of 5% per annum, or the maximum rate permitted by applicable law, if lower. The Second Note may be prepaid at any time without premium or penalty. The proceeds of the Note were funded on January 26, 2026. The Second Note constitutes a binding and enforceable obligation of CM. The Note is a stand-alone financial obligation and is not contingent upon the completion of any acquisition, merger, or other strategic transaction.

On February 4, 2026, the Company entered into an additional Promissory Note with CM for an amount of $500,000 (the “Third Note”). The Third Note has a 24-month maturity, with the outstanding principal due and payable on December 31, 2027, unless repaid earlier. The Third Note does not bear interest unless an event of default occurs, in which case interest accrues at a rate of 5% per annum, or the maximum rate permitted by applicable law, if lower. The Third Note may be prepaid at any time without premium or penalty. The proceeds of the Third Note were funded on February 4, 2026. The Third Note constitutes a binding and enforceable obligation of CM. The Third Note is a stand-alone financial obligation and is not contingent upon the completion of any acquisition, merger, or other strategic transaction.

Funding from Stanley Hills

As stated in Note 2, the Company has a funding agreement with Stanley Hills, LLC. Subsequent to December 31, 2025, the Company received $500,000 of capital funding from Stanley Hills, LLC, which was used to satisfy certain notes provided to CM as disclosed above.

Bitcoin mining acceleration and orchestration platform

On February 17, 2026, VisionWave Holdings, Inc. (the “Company”) entered into a Statement of Work (the “SOW”) with a third-party vendor for the development, validation, and deployment of a custom qSpeed-Mine™ Bitcoin mining acceleration and orchestration platform. The SOW has a total contract value of $10.0 million and represents a commitment for custom software and systems development to enhance the Company’s Bitcoin mining operations.

Scope and Structure

The SOW provides for the design, validation, and deployment of a production-grade software acceleration layer, fleet orchestration/control plane, observability tools, security hardening, and deployment engineering optimized for Bitcoin (SHA-256d) mining across up to approximately 1,000 nodes/machines. The engagement is structured with objective technical milestones and acceptance criteria, and payments are contingent upon successful delivery and acceptance of each milestone. The expected program duration is approximately 32 weeks.

Payment Milestones

The SOW provides for the following milestone-based payment structure:

●	$350,000 was paid upon execution of the SOW;

●	Approximately $1.0 million is payable through completion and acceptance of the proof-of-concept (“POC”) milestone;

●	Approximately $6.0 million is payable upon completion and acceptance of successive intermediate milestones, including scaled deployment and operational validation; and

●	Approximately $3.0 million is payable upon final delivery and full program acceptance.

If milestone execution proceeds as planned, the SOW is structured to generate not less than the full $10.0 million in revenue during calendar year 2026, subject to milestone completion and acceptance of which there is no guarantee.

Revenue is expected to be recognized in accordance with applicable accounting standards based on milestone achievement and acceptance.

Additional Terms

All deliverables under the SOW are owned by the Company, reinforcing the Company’s proprietary rights in the QuantumSpeed™ platform. The SOW does not obligate the counterparty to continue beyond accepted milestones and does not include minimum purchase or volume commitments beyond the defined milestone structure.

Other Share Issuances and Warrants Conversion

Subsequent to December 31, 2025 and to the date of this report on Form 10-K, total 46,747 warrants were exercised for 46,747 Class A Common Stock and a total of $537,592 was received by the Company.

On January 28, 2026, the Company issued 8,532 shares to the vendor in satisfaction of the terms under the $75,000 RSUs issuable under the consulting arrangement (See Note 17).

On January 30, 2026, the Company issued 3,448 and 7,193 Class A Common Stock to the two independent directors appointed on December 8, 2025 pursuant to the independent directors agreements and business development committee appointment.

Note 16—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date of the filing of this report. The Company did not identify any subsequent events, other than disclosed in the Notes and discussed below, that would have required adjustment or disclosure in these consolidated financial statements.

AI Infrastructure Agreement

On October 5, 2025, the Company entered into an Order Form (the “Agreement”) with PVML Ltd., a Tel Aviv–based provider of secure data-AI infrastructure. The Agreement establishes a strategic collaboration to integrate PVML’s secure, real-time data-AI infrastructure with the Company’s radar and AI-driven computer-vision technologies to enable secure, autonomous mission-data systems for defense and homeland-security applications.

The terms of the Agreement include:

●	The initial term is twelve (12) months, automatically renewable for successive one-year periods unless either party gives 60-days’ prior notice of non-renewal.

●	The Company will pay total consideration of $600,000, consisting of (i) a cash component of $250,000 payable upon execution and (ii) an equity component valued at $350,000, to be settled through the issuance of 35,000 shares of the Company’s common stock valued at $10.00 per share.

●	The Agreement provides for a yearly platform fee covering 2.4 million PVML Units (“PUs”) of data-processing capacity, with usage fees for consumption beyond that level.

●	Each party retains ownership of its respective intellectual property, and the Company will own all outputs and derivatives generated through its use of the PVML platform.

December 2025 Share Purchase Agreement

On December 15, 2025, in connection with the closing of the Acquisition (as defined below), the Company (or “Buyer”) entered into Amendment No. 1 (the “Amendment”) to the Share Purchase Agreement dated as of December 3, 2025 (the “Agreement”), with Blade Ranger Ltd., a company organized under the laws of Israel and listed on the Tel Aviv Stock Exchange under the ticker “BLRN” (“Seller”), and Solar Drone Ltd., an Israeli corporation (the “Target Company”).

Pursuant to the Amendment, Section 2.2 of the Agreement was amended to provide that, in consideration for all of the issued and outstanding shares of the Target Company (the “Company Shares”), the Company shall issue and deliver to the Seller (or its designee(s)): (a) 1,500,000 shares of the Company’s common stock, $0.01 par value per share (the “Buyer Shares”); and (b) 300,000 Pre-Funded Common Stock Purchase Warrants (the “Initial PFWs”), each exercisable for one share of the Company’s common stock on the terms set forth in the form attached as Exhibit A to the Agreement and filed as Exhibit 4.1 hereto.

The Amendment also provides for the issuance of additional Pre-Funded Common Stock Purchase Warrants in the form attached as Exhibit 4.1 hereto (the “Additional PFWs” and, together with the Initial PFWs, the “Pre-Funded Warrants”) if the average daily volume-weighted average price (“VWAP”) of the Company’s common stock for the five Trading Day period immediately preceding the date of effectiveness of the registration statement registering the resale of the Buyer Shares and Warrant Shares (as defined below) is less than $12.00 per share. In such event, the number of Additional PFWs shall equal the difference between (x) $21,600,000 divided by such average daily VWAP and (y) 1,800,000, to be issued within two Business Days following the effectiveness of such registration statement.

The Pre-Funded Warrants are exercisable immediately upon issuance at a nominal exercise price of $0.01 per share (with the aggregate exercise price, except for such nominal amount, pre-funded to the Company) and will remain exercisable until exercised in full, subject to customary adjustments, beneficial ownership limitations (9.99%), and an exchange cap of 19.99% of the Company’s outstanding common stock prior to the initial exercise date unless shareholder approval is obtained pursuant to Nasdaq Listing Rule 5635. The Warrant Shares issuable upon exercise of the Pre-Funded Warrants are subject to the registration rights set forth in the Agreement.

On December 15, 2025, the Company completed the acquisition (the “Acquisition”) of all of the Company Shares of the Target Company from the Seller pursuant to the Agreement, as amended by the Amendment described in Item 1.01 above. The Acquisition is material to the Company and constitutes a significant acquisition under Rule 3-05 of Regulation S-X.

In consideration for the Company Shares, the Company issued to the Seller 1,500,000 Buyer Shares and 300,000 Initial PFWs, and may issue Additional PFWs as described in Item 1.01 above. The Buyer Shares and Initial PFWs were issued in a private placement transaction exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated thereunder.

The Target Company is an Israeli corporation engaged in the development of solar-powered drone technology. The Acquisition is material to the Company and constitutes a significant acquisition under Rule 3-05 of Regulation S-X, requiring the filing of financial statements of the Target Company. The material terms of the Agreement were previously disclosed in the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on December 3, 2025, and are incorporated herein by reference.

The Company will file the required financial statements of Solar Drone Ltd. and pro forma financial information related to the Acquisition by amendment to this Current Report on Form 8-K no later than 71 calendar days after the date that this Current Report on Form 8-K is required to be filed.

Advance to C.M. Composite Materials Ltd

On December 26, 2025, VisionWave Holdings, Inc. advanced principal in the amount of $398,345 to C.M. Composite Materials Ltd., an Israeli corporation (“CM”).

In connection with the advance, CM delivered a Promissory Note to the Company (the “ CM Note”). The CM Note has a 24-month maturity, with the outstanding principal due and payable on December 31, 2027, unless repaid earlier. The CM Note does not bear interekenigst unless an event of default occurs, in which case interest accrues at a rate of 5% per annum, or the maximum rate permitted by applicable law, if lower. The CM Note may be prepaid at any time without premium or penalty.

The proceeds of the Note were funded on December 26, 2025. The CM Note constitutes a binding and enforceable obligation of CM.

The CM Note is a stand-alone financial obligation and is not contingent upon the completion of any acquisition, merger, or other strategic transaction.

Changes to Board of Directors and Officers

On December 29, 2025, Noam Kenig resigned as Chief Executive Officer and as a member of the Board of Directors (the "Board") of the Company, effective immediately for personal reasons. Mr. Kenig's resignation was not the result of any disagreement with the Company on any matter relating to the Company's operations, policies or practices.

On December 29, 2025, the Board appointed Douglas Davis, the Company's current Executive Chairman, to serve as Interim Chief Executive Officer, effective immediately. Mr. Davis will continue to serve as Executive Chairman while performing the duties of Interim Chief Executive Officer. There are no new compensatory arrangements entered into with Mr. Davis in connection with this appointment, and no material changes to his existing compensatory arrangements.

On December 29, 2025, the Board appointed Eric Shuss, who currently serves as a director of the Company, as Independent Lead Director, effective immediately. There are no compensatory arrangements entered into with Mr. Shuss in connection with this appointment beyond the standard compensatory arrangements for non-employee directors previously disclosed by the Company.

Exercise of the Company warrants

The Company received $5,6987,365 Since September 30, 2025 to December 30, 2025 for 495,510 warrants that been exercised paying $11.50 per warrant. As such the Company issued 495,510 shares for said warrants exercise.